Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 679	$ 678	$ 668	$ 668	$ 662	$ 668	$ 675	$ 640	$ 633	$ 640	$ 648	$ 631	$ 2,693		$ 2,645		$ 2,552
Profit before income taxes	124	153	144	170	111	126	152	115	74	89	95	71	591		504		329
Profit	$ 99	$ 109	$ 104	$ 120	$ 95	$ 93	$ 107	$ 83	$ 70	$ 73	$ 82	$ 53	$ 432	[1]	$ 378	[1]	$ 278	[1]

[1]	Profit attributable to Caterpillar Financial Services Corporation.